Investment Objectives and Goals	Oct. 27, 2026
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Emerging Markets Equity Opportunity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize capital appreciation.
UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	UBS Global Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS International Sustainable Aware Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.
UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Multi Income Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Sustainable Development Bank Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income.
UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS US Dividend Ruler Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS US Quality Growth At Reasonable Price Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Emerging Markets Equity Opportunity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize capital appreciation.
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS International Sustainable Aware Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS US Dividend Ruler Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Multi Income Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Sustainable Development Bank Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income.